Comparative Amounts (Narrative) (Details) $ in Thousands	Jul. 31, 2018 CAD ($)
Disclosure Of Comparative Amounts [Abstract]
Corrections of prior period errors as high interest bearing cash accounts previously classified as short term investments	$ 98,209
Corrections of prior period errors as term deposits, previously classified as cash and cash equivalents.	38,509
Increase (decrease) due to corrections of prior period errors net amount of increased cash and cash equivalents and decreased short term investments.	$ 59,700